Expense Example	Jan. 27, 2025 USD ($)
Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,319
Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,233
Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,312
Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,069
Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,034
Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,046
R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,929
R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	1,751
R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,849
R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,607
R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,573
R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	$ 1,573